UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007






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ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS(UNAUDITED)                         AIG MONEY MARKET FUND
JANUARY 31, 2007
--------------------------------------------------------------------------------
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    Face
   Amount                                       Value
    (000)                                       (000)
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CERTIFICATES OF DEPOSIT (24.8%)
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BANKS (20.5%)
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           Banco Bilbao Vizcaya Argentaria SA
$   40,000       5.315%, 04/26/07            $   40,000
           Bank of Montreal
    40,000       5.290%, 02/28/07                40,000
           Fortis Bank
    45,000       5.300%, 02/06/07                45,000
           Norddeutshce Landesbank
    45,000       5.325%, 02/09/07                45,000
           Unicredito Italiano, SPA
    45,000       5.330%, 05/10/07                45,000
-------------------------------------------------------
                                                215,000
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FINANCIAL SERVICES (4.3%)
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           BNP Paribas Finance, Inc.
    45,000       5.305%, 02/08/07                45,000
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                                                 45,000
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             TOTAL CERTIFICATES OF DEPOSIT
               (Cost $260,000)                  260,000
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COMMERCIAL PAPER (A) (43.6%)
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BANK HOLDING COMPANIES (4.7%)
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                Bank of America Corporation
    50,000          5.22%, 03/07/07              49,753
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                                                 49,753
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BANKS (25.5%)
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           Banco Santander Central Hispano SA
    45,000       5.170%, 06/12/07                44,153
           Dexia Delaware
    45,000       5.235%, 03/19/07                44,699
           HBOS Treasury Services PLC
    45,000       5.230%, 02/28/07                44,823
           Royal Bank of Canada
    45,000       5.245%, 02/05/07                44,974
           Swedbank
    45,000       5.230%, 04/09/07                44,562
           Westpac Capital Corporation
    45,000       5.170%, 05/07/07                44,386
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                                                267,597
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CONSUMER PRODUCTS (4.8%)
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           Procter & Gamble 144A
    50,000       5.230%, 02/21/07                49,855
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                                                 49,855



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    Face
   Amount                                       Value
    (000)                                       (000)
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FINANCIAL SERVICES (8.6%)
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           Glaxosmithkline Finance PLC
    45,000       5.220%, 02/05/07                44,974
           Societe Generale
    45,612       5.22%, 03/01/07                 45,427
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                                                 90,401
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           TOTAL COMMERCIAL PAPER
                (Cost $457,606)                 457,606
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TIME DEPOSIT (2.8%)
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           Svenska Handelsbanken
    29,254       5.270%, 02/01/07                29,254
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           TOTAL TIME DEPOSITS
               (Cost $29,254)                    29,254
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REPURCHASE AGREEMENTS (28.6%)
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 150,000     ABN Amro Bank
                 5.260%, dated 01/31/07,
                 to be repurchased on
                 02/01/07, repurchase price
                 $150,021,917 (collateralized
                 by a U.S. Government
                 obligation, ranging in par
                 value $10,000,000-$200,000,000,
                 5.000%-7.875%, 04/25/07-07/07/28;
                 with total market value
                 $153,001,295)                  150,000
 150,000     UBS
                 5.260%, dated 01/31/07, to
                 be repurchased on 02/01/07,
                 repurchase price $150,021,917
                 (collateralized by various
                 U.S. Government Obligations,
                 ranging in par value
                 $4,400,000-$154,149,000,
                 4.500%-5.125%, 04/18/08-01/15/14;
                 with total market value
                 $152,665,988)                  150,000
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              TOTAL REPURCHASE AGREEMENTS
               (Cost $300,000)                  300,000
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              TOTAL INVESTMENTS (99.8%)
               (Cost $1,046,860)+           $ 1,046,860
=======================================================
PERCENTAGES ARE BASED ON NET ASSETS OF $1,049,146 (000).
(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE
DISCOUNT RATE AT THE TIME OF PURCHASE.
PLC -- PUBLIC LIMITED COMPANY
+  FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX
COST IS EQUAL TO BOOK COST.
144A -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A
OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE
RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY
TO QUALIFIED INSTITUTIONAL BUYERS. THE TOTAL VALUE OF
SUCH SECURITIES AS OF JANUARY 31, 2007 WAS $49,885 OR
4.8% OF NET ASSETS.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT
SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AIG-QH-001-0600

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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.